Operating lease obligations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of minimum lease payments under operating leases recognized in the income statement for the year

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Total minimum lease payments under operating leases	€4,799	€4,302	€4,020